Provisions - Schedule of other provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Provisions [abstract]
Non-current	€ 694	€ 0
Current	6,010	5,671
PROVISIONS	€ 6,705	€ 5,671